ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 12,121	$ 12,620
Payables for rental expenses	10,894	8,237
Business taxes and other tax payable	7,197	3,678
Payable of advertising fees	6,847	2,772
Accrued payroll, welfare and other social expenses	1,202	1,897
Other accounts payable to third parties	1,222	1,592
Accrued professional fees	888	774
Payable of distribution and promotion fees	1,140	536
Deposits payable	529	421
Other current liabilities	81	108
Total	$ 42,121	$ 32,635